Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of information about assets recorded in consolidated statement of financial position at their fair value on a recurring basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a recurring basis as of March 31, 2013 and December 31, 2012, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measurements Using
	March 31, 2013	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$114,076	—	114,076	—
Collateralized mortgage obligations
Government sponsored enterprise issued	26,092	—	26,092	—
Government sponsored enterprise bonds	10,021	—	10,021	—
Municipal securities	58,729	—	58,729	—
Other debt securities	5,136	5,136	—	—
Certificates of deposit	6,417	—	6,417	—
Loans held for sale	104,168	—	104,168	—
Mortgage banking derivative assets	2,364	—	—	2,364
Mortgage banking derivative liabilities	124	—	—	124

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$119,056	—	119,056	—
Collateralized mortgage obligations
Government sponsored enterprise issued	29,579	—	29,579	—
Government sponsored enterprise bonds	8,017	—	8,017	—
Municipal securities	37,371	—	37,371	—
Other debt securities	5,070	5,070	—	—
Certificates of deposit	5,924	—	5,924	—
Loans held for sale	133,613	—	133,613	—
Mortgage banking derivative assets	1,668	—	—	1,668
Mortgage banking derivative liabilities	249	—	—	249

Level 3 inputs - Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a recurring basis as of December 31, 2012 and December 31, 2011, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$119,056	—	119,056	—
Collateralized mortgage obligations
Government sponsored enterprise issued	29,579	—	29,579	—
Government sponsored enterprise bonds	8,017	—	8,017	—
Municipal securities	37,371	—	37,371	—
Other debt securities	5,070	5,070	—	—
Certificates of deposit	5,924	—	5,924	—
Loans held for sale	133,613	—	133,613	—
Mortgage banking derivative assets	1,668	—	—	1,668
Mortgage banking derivative liabilities	249	—	—	249

	December 31,	Fair Value Measurements Using
	2011	Level 1	Level 2	Level 3
	(In Thousands)

Available for sale securities
Mortgage-backed securities	$35,417	—	35,417	—
Collateralized mortgage obligations
Government sponsored enterprise issued	33,196	—	33,196	—
Private-label issued	18,451	—	—	18,451
Government sponsored enterprise bonds	71,349	—	71,349	—
Municipal securities	39,068	—	39,068	—
Other debt securities	5,118	5,118	—	—
Certificates of deposit	3,920	—	3,920	—
Loans held for sale	88,283	—	88,283	—
Mortgage banking derivative assets	924	—	—	924
Mortgage banking derivative liabilities	397	—	—	397

Schedule of reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2013 and 2012.

	Available for sale securities	Mortgage banking derivatives, net
	(In Thousands)

Balance at December 31, 2011	$18,451	527

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	1,023	—
Other than temporary impairment included in net loss	(113)	—
Principal repayments	(1,352)	—
Net accretion of discount/amortization of premium	—	—
Sales of available for sale securities	(18,009)
Mortgage derivative gain, net	—	892
Balance at December 31, 2012	—	1,419

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	—	—
Other than temporary impairment included in net loss	—	—
Principal repayments	—	—
Net accretion of discount/amortization of premium	—	—
Mortgage derivative gain, net	—	821
Balance at March 31, 2013	$—	2,240

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2012 and 2011.

	Available for sale securities	Mortgage banking derivatives, net
	(In Thousands)

Balance at December 31, 2010	$20,301	407

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	(142)	—
Other than temporary impairment included in net loss	(456)	—
Principal repayments	(1,252)	—
Net accretion of discount/amortization of premium	—	—
Mortgage derivative gain, net	—	120
Balance at December 31, 2011	18,451	527

Transfer into level 3	—	—
Unrealized holding losses arising during the period:
Included in other comprehensive income	1,023	—
Other than temporary impairment included in net loss	(113)	—
Principal repayments	(1,352)	—
Net accretion of discount/amortization of premium	—	—
Sales of available for sale securities	(18,009)
Mortgage derivative gain, net	—	892
Balance at December 31, 2012	$—	1,419

Schedule of information about assets recorded in consolidated statement of financial position at their fair value on a non-recurring basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a non-recurring basis as of March 31, 2013 and December 31, 2012, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measurements Using
	March 31, 2013	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$35,803	—	—	35,803
Real estate owned	30,799	—	—	30,799

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$40,071	—	—	40,071
Real estate owned	35,974	—	—	35,974

(1)  Represents collateral-dependent impaired loans, net, which are included in loans.

Assets Recorded at Fair Value on a Non-recurring Basis

The following table presents information about our assets recorded in our consolidated statement of financial position at their fair value on a non-recurring basis as of December 31, 2012 and December 31, 2011, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31,	Fair Value Measurements Using
	2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$40,071	—	—	40,071
Real estate owned	35,974	—	—	35,974

	December 31,	Fair Value Measurements Using
	2011	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans, net (1)	$43,432	—	—	43,432
Real estate owned	56,670	—	—	56,670

 (1)  Represents collateral-dependent impaired loans, net, which are included in loans.

Schedule of the significant unobservable inputs used in the fair value measurements for Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of March 31, 2013, the significant unobservable inputs used in the fair value measurements were as follows:

			Significant	Significant Unobservable Input Value
	Fair Value at	Valuation	Unobservable	Minimum	Maximum
	March 31, 2013	Technique	Inputs	Value	Value

Mortgage banking derivatives	$2,240	Pricing models	Pull through rate	68.7%	100.0%
Impaired loans	35,803	Market approach	Disount rates applied to appraisals	15.0%	30.0%
Real estate owned	30,799	Market approach	Disount rates applied to appraisals	5.0%	89.4%

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at		Significant	Significant Unobservable Input Value
	December 31, 2012	Valuation Technique	Unobservable Inputs	Minimum Value	Maximum Value

Mortgage banking derivatives	1,419	Pricing models	Pull through rate	68.9%	100.0%
Impaired loans	40,071	Market approach	Disount rates applied to appraisals	15.0%	30.0%
Real estate owned	35,974	Market approach	Disount rates applied to appraisals	5.0%	76.5%

Schedule of carrying amounts and fair values of the Company's financial instruments

The carrying amounts and fair values of the Company’s financial instruments consist of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013					December 31, 2012
	Carrying	Fair Value				Carrying	Fair Value
	amount	Total	Level 1	Level 2	Level 3	amount	Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial Assets
Cash and cash equivalents	$64,114	64,114	64,114	—	—	71,649	71,469	71,469	—	—
Securities available-for-sale	220,471	220,471	5,136	215,335	—	205,017	205,017	5,070	199,947	—
Loans held for sale	104,168	104,168	—	104,168	—	133,613	133,613	—	133,613	—
Loans receivable	1,124,937	1,139,665	—	—	1,139,665	1,133,672	1,148,107	—	—	1,148,107
FHLB stock	20,193	20,193	—	20,193	—	20,193	20,193	20,193	—	—
Cash surrender value of life insurance	38,201	38,201	38,201	—	—	38,061	38,061	38,061	—	—
Real estate owned	30,799	30,799	—	—	30,799	35,974	35,974	—	—	35,974
Accrued interest receivable	3,952	3,952	3,952	—	—	3,452	3,452	3,452	—	—
Mortgage banking derivative assets	2,364	2,364	—	—	2,364	1,668	1,668	—	—	1,668

Financial Liabilities
Deposits	914,919	917,255	202,526	714,729	—	939,513	942,118	202,593	739,525	—
Advance payments by borrowers for taxes	7,346	7,346	7,346	—	—	1,672	1,672	1,672	—	—
Borrowings	479,324	531,868	—	531,868	—	479,888	537,299	—	537,299	—
Accrued interest payable	1,651	1,651	1,651	—	—	1,715	1,715	1,715	—	—
Mortgage banking derivative liabilities	124	124	—	—	124	249	249	—	—	249

Other Financial Instruments
Stand-by letters of credit	8	8	—	—	8	5	5	—	—	5

The carrying amounts and fair values of the Company’s financial instruments consist of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012					December 31, 2011
	Carrying					Carrying	Fair
	amount	Fair Value				amount	value
		Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial Assets
Cash and cash equivalents	$71,649	71,469	71,469	—	—	80,380	80,380
Securities available-for-sale	205,017	205,017	5,070	199,947	—	206,519	206,519
Securities held-to-maturity	—	—	—	—	—	2,648	2,542
Loans held for sale	133,613	133,613	—	133,613	—	88,283	88,283
Loans receivable	1,133,672	1,148,107	—	—	1,148,107	1,216,664	1,225,141
FHLB stock	20,193	20,193	—	20,193	—	21,653	21,653
Cash surrender value of life insurance	38,061	38,061	38,061	—	—	36,749	36,749
Real estate owned	35,974	35,974	—	—	35,974	56,670	56,670
Accrued interest receivable	3,452	3,452	3,452	—	—	4,064	4,064
Mortgage banking derivative assets	1,668	1,668	—	—	1,668	924	924

Financial Liabilities
Deposits	939,513	942,118	202,593	739,525	—	1,051,292	1,052,663
Advance payments by borrowers for taxes	1,672	1,672	1,672	—	—	942	942
Borrowings	479,888	537,299	—	537,299	—	461,138	517,624
Accrued interest payable	1,715	1,715	1,715	—	—	2,087	2,087
Mortgage banking derivative liabilities	249	249	—	—	249	397	397

Other Financial Instruments
Stand-by letters of credit	5	5	—	—	5	6	6